RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2024
RELATED PARTY TRANSACTIONS
Schedule of balances due to related parties
	March 31, 2024	March 31, 2023
Balances due to related parties	($)	($)
Hunter Dickinson Services Inc.	134,251	327,348
Robert Dickinson (interest payable)	-	190,082
United Mineral Services Ltd.	7,586	7,586
Thomas Wilson (CFO fees)	5,496	5,496
Total	147,333	530,512

Summary of transactions with HDSI
	Years ended March 31,
	2024	2023	2023
(rounded to the nearest thousand CAD)	($)	($)	($)
Services received from HDSI and as requested by the Company	1,278,000	993,000	765,000
Information technology – infrastructure and support services	62,000	60,000	67,000
Office rent	45,000	41,000	33,000
Reimbursement, at cost, of third-party expenses
incurred by HDSI on behalf of the Company	329,000	193,000	136,000
Total	1,714,000	1,287,000	1,001,000